SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 16 – SHAREHOLDERS’ EQUITY

Ordinary Shares

On October 21, 2022, Youxin Cayman was incorporated as limited liability company with authorized share capital of $50,000 divided into 50,000,000 shares with par value $0.001 each. On April 11, 2023, Youxin Cayman’s authorized share capital was amended to $50,000 divided into 500,000,000 ordinary shares consisting of 400,000,000 (post-reverse-split: 5,000,000) Class A ordinary shares, par value $0.0001 (post-reverse-split: 0.0008) per share, and 100,000,000 Class B ordinary shares, par value $0.0001 per share. On April 11, 2023, Youxin Cayman issued a total of 8,945,307 Class B ordinary shares and on April 21, 2023, Youxin Cayman issued a total of 22,304,693 (post-reverse-split 278,809) Class A ordinary shares (of which 5,318,548 Class A ordinary shares were issued to former Mezzanine Equity Holders). The issuance of shares effected before the final step of reorganization. Guangzhou Youxin’s shareholders obtained the shares issued by Youxin Cayman and agreed to transfer their equity interests to WFOE, see “Note 1”.

Holders of Class A ordinary shares and Class B ordinary shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes. The Class A ordinary shares are not convertible into shares of any other class. Upon any direct or indirect sale, transfer, assignment or disposition, the Class B ordinary shares will be automatically and immediately convertible into Class A ordinary shares on a one-to-one basis.

Initial Public Offering

On December 23, 2024, the Company closed its IPO with insurance of 2,300,000) Class A ordinary shares (post-reverse-split: 28,750), par value $0.0001 per share (post-reverse-split: $0.008 per share) at $4.50 per share (post-reverse-split: $360.00 per share). The gross proceeds of this offering were approximately $10.4 million prior to deducting the underwriting discounts, commissions and offering expenses payable by the Company. Net proceeds received by the Company from its IPO were approximately $9.1 million. The Shares were previously approved for listing on the Nasdaq Capital and commenced trading under the ticker symbol “YAAS” on December 20, 2024.

September 2025 Public Offering

On September 8, 2025, the Company closed another public offering (the “September 2025 Public Offering”) of 21,428,571 units (post-reverse-split: 267,857 units) (the “Units”) at a public offering price of $0.28 (post-reverse-split: 22.40 per Unit), with each Unit consisting of: (i) one Class A Ordinary Share (the “Class A Shares”); (ii) one Series A Warrant to purchase one Class A Share (the “Series A Warrants”); (iii) one Series B Warrant to purchase such number of Class A Shares as determined in the Class B Warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”).

Pursuant to the underwriting agreement, the Company also granted to the Underwriter an option to purchase up to 3,214,286 additional Class A Shares (post-reverse-split: 40,179 shares, representing 15.0% of the Units sold in the offering), and/or up to an additional 3,214,286 Series A Warrants and 3,214,286 Series B Warrants at the public offering price less underwriting discounts and commissions. The Underwriter may exercise this option in whole or in part at any time within forty-five (45) days after the date of the offering. The underwriter may exercise the over-allotment option with respect to Class A Shares only, warrants only, or any combination thereof. On September 5, 2025, the Underwriter partially exercised its over-allotment option and purchased additional 3,214,286 Series A warrants and additional 3,214,286 Series B Warrants for a total of 6,428,572 warrants at the public offering price of $0.00001 per warrant in total consideration of $64.29.

Gross proceeds to the Company of the September 2025 Public Offering, together with the partial exercise of the over-allotment option, were approximately $6.0 million, before deducting underwriting fees and other offering expenses payable by the Company. Net proceeds received by the Company were approximately $5.3 million.

For the year ended September 30, 2025, the partial exercise of Series A Warrants and Series B Warrants have resulted in the issuance of 66,894,433 (post-reverse-split: 836,180) Class A ordinary shares and 73,116,067 (post-reverse-split: 913,951) Class A Ordinary Shares, respectively. Net proceeds from the exercise of Series A Warrants and Series B Warrants were approximately $4.5 million and $731, respectively.

Shares subscription receivables

Shares subscription receivables represent the receivables for the issuance of ordinary shares of the Company and is reported as a deduction of equity and presented on a retroactive basis. It has no payment terms nor any interest receivable accrual. The shares subscription receivables of $3,125 as of September 30, 2024 was fully settled during the year ended September 30, 2025.

Reverse share split

On August 25, 2025, the Company’s shareholders and Board of Directors approved a 1-for-80 reverse share split of the Company’s issued and outstanding and authorized and unissued Class A ordinary shares of the Company and established an effective date of September 30, 2025. Following the reverse split, the authorized share capital was amended as follows, while the total authorized share capital remained $50,000:

(i) Class A Ordinary Shares: from 400,000,000 shares with a par value of $0.0001 per share to 5,000,000 shares with a par value of $0.008 per share;

(ii) Class B Ordinary Shares: remained at 100,000,000 shares with a par value of $0.0001 per share.

All share and per share information has been retroactively adjusted to reflect the reverse share split for all periods presented. As a result, the Company has 5,000,000 authorized Class A Ordinary Shares, par value of $0.008, of which 2,325,550 and 278,809 shares issued and outstanding as of September 30, 2025 and 2024, respectively.

Representative’s Warrants

On December 19, 2024, the Company entered into an underwriting agreement with Aegis Capital Corp. (the “Representative”). The Company issued to the Representative warrants (“Representative’s Warrants”) to purchase up to aggregate of 115,000 (post-reverse-split: 1,438) Class A ordinary shares with no consideration. The Representative’s Warrants are exercisable at an exercise price of $5.625 per share (post-reverse-split: $450.00 per share). The effective date of the warrant is December 20, 2024 and the Expiration Date is December 20, 2029.

The issuance of the Representative’s Warrants is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, share-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Representative’s Warrants are required to be recorded as a component of additional paid-in capital at the time of issuance and subsequent changes in fair value are not recognized as long as the Representative’s Warrants continue to be classified as equity. None of the Representative’s Warrants were exercised as of September 30, 2025.

The fair value of Representative’s Warrants was determined using the Binomial Tree Pricing Model and the following assumptions:

December 20, 2024
Share price (post-reverse-split)	$316
Risk free interest rate	4.37%
Expected life (years)	5
Expected volatility	84.5%

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant*	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of September 30, 2024	-	-
Exercised	1,438	$450	5.0
Forfeited or expired	-
Outstanding as of September 30, 2025	1,438	$450	4.2

* The number of warrants, as well as the exercise prices stated herein, have been retroactively adjusted to reflect the reverse stock split that occurred in September 2025.

Series A Warrants and Series B Warrants

The Group evaluates the Series A Warrants and Series B Warrants under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity. Series A Warrants and Series B Warrants are recorded as liabilities at their fair value on issuance and being remeasured on each reporting date with any change in the fair value recognized under “Change in fair value of warrant liabilities” on the Company’s consolidated statements of operations and comprehensive loss.

The following table summarizes the activities related to fair value of the Series A Warrants and Series B Warrants for the year ended September 30, 2025 is as follows:

	Total Valuation	Series A Warrants (a)		Series B Warrants (b)
	US$	Share (Pre-reverse-split)	Valuation	Share (Pre-reverse-split)	Valuation
Balance at beginning of the year	$-	-	$-	-	$-
Issuance (c)	11,800,162	102,831,577	6,027,678	73,317,543	5,772,484
Fair value changes	(2,647,942)	-	(3,022,980)	-	375,038
Exercise	(8,249,933)	(66,894,433)	(2,110,348)	(73,116,067)	(6,139,585)
Balance at end of the year	$902,287	35,937,144	$894,350	201,476	$7,937

(a) On September 8, 2025, the Company closed the September 2025 Public Offering and issued and sold 24,642,857 Series A Warrants to purchase 24,642,857 Class A Ordinary Share. The Series A Warrants will be exercisable immediately and will expire five years after the closing date. The Company uses the Monte Carlo Model to value the Series A Warrants. The Company accounted for the Series A warrants as liabilities and the fair value allocated to the Series A Warrants on the issuance date is $6,027,678, and a gain on change in fair value of warrant liabilities was $3,022,980 during the year ended September 30, 2025.

Each Series A Warrant is exercisable at an exercise price of $0.28 (post-reverse-split: $22.4) per share. According to the terms of the Series A Warrant, on the tenth trading days and six months after the closing date, the exercise price of the Series A Warrants will reset based on the price as determined in the Series A Warrant. As a result, the exercise price of the Warrants adjusted to $0.0671 (post-reverse-split: $5.368) per share and the number of share issuable under the Series A Warrant (“Series A Warrant Shares”) have be adjusted to 102,831,577 (post-reverse-split: 1,285,406) on the tenth trading days after the closing of the offering.

During the year ended September 30, 2025, the exercise of Series A Warrants have resulted in the issuance of 66,894,433 (post-reverse-split: 836,180) Class A ordinary shares at an exercise price of $0.0671 (post-reverse-split: $5.368) per share. The fair value of Series A warrants upon exercise in aggregate of $2,110,348, in addition to the proceeds received of approximately $4.5 million, resulting in a total of $6,597,347 were charged to equity.

After the exercise, the number of remaining unexercised Series A Warrant Shares is 35,937,144 (post-reverse-split 449,226), with a corresponding fair value of $894,350.

The fair value of Series A Warrants was determined using the Monte Carlo Model and the following assumptions:

	September 30, 2025	September 8, 2025
Initial floor price (post-reverse-split)	$4.55	$4.55
Share price (post-reverse-split)	$3.15	$6.46
Exercise price (post-reverse-split)	$5.37	$22.40
Risk free interest rate	3.74%	3.57%
Expected life (years)	4.9	5
Expected volatility	86.8%	86.9%

(b) On September 8, 2025, the Company closed the September 2025 Public Offering and issued and sold 24,642,857 Series B Warrants. The Series B Warrants will be exercisable immediately with no expiration. The Company accounted for the Series B warrants as liabilities and the fair value allocated to the Series B Warrant on the issuance date is $5,772,484, and a loss on change in fair value of warrant liabilities was $375,038 during the year ended September 30, 2025.

Each Series B Warrant is exercisable at an exercise price of $0.00001 (post-reverse-split: $0.0008) per share. The number of the Class A Shares issuable upon the exercise of the Series B Warrants will initially be zero. The number of Class A Shares issuable upon the exercise of the Series B Warrants will be adjusted to equal an amount equal to the aggregate purchase price paid for the Units at the closing of the offering divided by the adjustment price, less the number of Units issued on the closing date as further described in the Series B Warrants. As a result, the number of share issuable under the Series B Warrants (“Series B Warrant Shares”) in aggregate have been adjusted to 73,317,543 (post-reverse-split: 916,471).

For the year ended September 30, 2025, the exercise of Series B Warrants has resulted in the issuance of 73,116,067 (post-reverse-split: 913,951) Class A ordinary shares at an exercise price of $0.00001 (post-reverse-split: $0.0008) per share. The fair value of warrants upon exercise in aggregate of $6,139,585, in addition to the proceed received of $731, resulting in a total of $6,140,316 were charged to equity.

After the exercise, the number of remaining unexercised Series B Warrant Shares as of September 30, 2025 is 201,476 (post-reverse-split 2,520), with a corresponding fair value of $7,937.

The Company uses the Monte Carlo Model to value the Series B Warrants. Under the Monte Carlo Simulation Model, the share price result paths and corresponding exercise prices and the number of shares issuable upon the exercise were derived. Each Series B Warrant Share resulted from Monte Carlo Simulation Model is the input for the Black-Scholes Model, and then the fair value of the warrants was derived by the trial values as of the valuation date based on the mean of the total trial values. Since Series B Warrants have no expiration, the Company adopts the 10-year and 15-year terms as inputs into the Black-Scholes Model, and the final result is taken as the average of the 10-year and 15-year outcomes.

The fair value was determined using the Monte Carlo Model and Black-Scholes Model and the following assumptions:

	September 30, 2025		September 8, 2025
	10 Year	15 Year	10 Year	15 Year
Initial floor price (post-reverse-split)	$4.55	$4.55	$4.55	$4.55
Share price (post-reverse-split)	$3.15	$3.15	$6.46	$6.46
Initial exercise price (post-reverse-split)	$0.0008	$0.0008	$0.0008	$0.0008
Risk free interest rate	4.16%	4.43%	4.05%	4.35%
Expected life (years)	10	15	10	15
Expected volatility	80.3%	80.4%	80.44%	80.5%

(c) Upon issuance of the Class A ordinary share and Series A and B Warrant in the September 2025 Public Offering, the Company received net proceed of $5.3 million, after deducting underwriting fees and other offering expenses. As both Series A and B Warrant were accounted for as warrant liabilities, and the fair value of the Series A and B Warrant in the initial date is $11.8 million, which is exceed the proceeds received in the September 2025 Public Offering. A day-one loss amounting to $ 5,802,241 is recognized to the extent the recognized fair value of Series A and B Warrant exceeds the proceeds received as loss on issuance of warrant liabilities on the consolidated statements of operations.